INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - R&D classified by nature (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Costs and expenses
Depreciation of leased assets			$ 2,816,343	$ 826,413
Total	$ 3,893,887	$ 1,836,029	11,203,793	4,651,603
R&D capitalized			8,479,784	2,810,616
Total			19,683,577	7,462,219
Research and development expenses
Costs and expenses
Amortization of intangible assets			3,407,314	1,111,859
Analysis and storage			34,135
Import and export expenses			850	1,689
Depreciation of property, plant and equipment			433,289	320,919
Freight and haulage			9,080
Employee benefits and social securities			3,515,918	1,309,577
Maintenance			430,497	50,217
Energy and fuel			104,181	39,851
Supplies and materials			1,678,527	1,629,505
Mobility and travel			211,183	57,316
Publicity and advertising			20,589
Share-based incentives			122,222	39,797
Professional fees and outsourced services			746,611	34,526
Professional fees related parties			237,864
Office supplies			79,459	4,428
Information technology expenses			38,436	5,122
Insurance			62,884	6,496
Depreciation of leased assets			46,772	11,041
Miscellaneous			23,982	29,260
Total			$ 11,203,793	$ 4,651,603